UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 466	$ 539
Financial assets	43	38
Accounts receivable and other	872	939
Due from Brookfield Infrastructure	1,684	1,288
Current assets	3,065	2,804
Property, plant and equipment	14,001	14,151
Intangible assets	3,261	3,699
Goodwill	1,658	1,726
Financial assets	144	65
Other assets	1,490	1,424
Deferred income tax asset	38	40
Total assets	23,657	23,909
Liabilities
Accounts payable and other	965	1,099
Non-recourse borrowings	467	1,021
Financial liabilities	46	60
Loans payable to Brookfield Infrastructure	100	26
Exchangeable and class B shares	3,622	4,153
Current liabilities	5,200	6,359
Non-recourse borrowings	12,621	11,007
Financial liabilities	1	15
Other liabilities	278	325
Deferred income tax liability	2,027	2,135
Total liabilities	20,127	19,841
Equity
Brookfield Infrastructure Partners L.P.	149	(399)
Non-controlling interest	3,381	4,467
Total equity	3,530	4,068
Total liabilities and equity	$ 23,657	$ 23,909